COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Lease

The Company leases offices used for operations under a non-cancelable agreement. Rent expense for the nine months ended September 30, 2023 and 2022 was $66,571 and $95,536, respectively. On January 1, 2022, the Company recorded a right of use asset and liability of $104,665. The Company used an effective borrowing rate of 3% which is the annual increase per the lease agreement.

Litigation

The Company is not party to any pending or threatened litigation.

Significant Contracts

On January 1, 2021, the Company entered into an employment contract with its Chief Executive Officer for which the initial term of the agreement is for one year and renews automatically annually. If the Chief Executive Officer is terminated without cause, then the remaining current contract year shall be paid. During the nine months ended September 30, 2023, and 2022 the Company accrued or paid either the Chief Executive Officer and/or entities affiliated with the Chief Executive Officer $76,273, and $161,217, respectively which has been classified as officer compensation on the accompanying statements of operations. As of September 30, 2023, amounts due to the Chief Executive Officer were $40,000 and included within accrued liabilities on the accompanying balance sheet.

See Notes 5 and 7 for additional transactions with the related party.

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Litigation

The Company is not party to any pending or threatened litigation.

Significant Contracts

On January 1, 2021, the Company entered into an employment contract with its Chief Executive Officer for which the initial term of the agreement is for one year and reviews automatically annually. If the Chief Executive Officer is terminated without cause, then the remaining current contract year shall be paid. During the years ended December 31, 2022 and 2021, the Company paid either the Chief Executive Officer and/or entities affiliated with the Chief Executive Officer $181,078 and $217,568, respectively, which has been classified as officer compensation on the accompanying statements of operations.

See Notes 5 and 7 for additional payments to the related party.